COMBINED AND CONSOLIDATED STATEMENTS OF SHAREHOLDERS' EQUITY ¥ in Thousands, $ in Thousands	Ordinary Shares USD ($)	Ordinary Shares CNY (¥)	Paid-in capital CNY (¥)	Additional paid-in capital USD ($)	Additional paid-in capital CNY (¥)	Retained earnings USD ($)	Retained earnings CNY (¥)	Accumulated other comprehensive income USD ($)	Accumulated other comprehensive income CNY (¥)	Equity attributable to non-controlling interests USD ($)	Equity attributable to non-controlling interests CNY (¥)	USD ($)	CNY (¥)
Balance at beginning of the period at Dec. 31, 2013			¥ 109,000		¥ 424		¥ 98,669						¥ 208,093
Net income							481,957						481,957
Capital contribution			16,000										16,000
Dividend distribution							(100,000)						(100,000)
Share-based compensation					6,954								6,954
Others					182								182
Balance at end of the period at Dec. 31, 2014			125,000		7,560		480,626						613,186
Net income							297,822						297,822
Dividend distribution							(831,876)						(831,876)
Issuance of ordinary shares		¥ 65											65
Share-based compensation					28,214								28,214
Others					(86)								(86)
Balance at end of the period at Nov. 17, 2015		65	125,000		35,688		(53,428)						107,325
Balance at beginning of the period at Dec. 31, 2014			125,000		7,560		480,626						613,186
Net income													403,015
Balance at end of the period at Dec. 31, 2015	$ 65	65		$ 257,098	257,098	$ 105,193	105,193	$ 1,241	¥ 1,241			$ 363,597	363,597
Balance at beginning of the period at Nov. 17, 2015		65	125,000		35,688		(53,428)						107,325
Net income							105,193						105,193
Capital contribution					254,298								254,298
Reorganization			¥ (125,000)		(35,688)		53,428						(107,260)
Share-based compensation					2,769								2,769
Other comprehensive income									1,241				1,241
Others					31								31
Balance at end of the period at Dec. 31, 2015	65	65		257,098	257,098	105,193	105,193	1,241	1,241			363,597	363,597
Net income							930,668				¥ (4,966)	133,328	925,702
Issuance of ordinary shares		11			660,155								660,166
Exercise of stock option		1			10,754								10,755
Acquisition of subsidiaries		13			1,146,239								1,146,252
Share-based compensation					163,813								163,813
Other comprehensive income									42,696				42,696
Business Combination											3,000		3,000
Acquisition of subsidiaries' shares from noncontrolling shareholders					(1,281)						1,281
Balance at end of the period at Dec. 31, 2016	$ 13	¥ 90		$ 322,163	¥ 2,236,778	$ 149,195	¥ 1,035,861	$ 6,328	¥ 43,937	$ (99)	¥ (685)	$ 477,600	¥ 3,315,981